Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Document Information [Line Items]
Entity Registrant Name	OKLAHOMA GAS & ELECTRIC CO
Entity Central Index Key	0000074145
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	40,378,745
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 0